Summary of Significant Accounting Policies - Impact of Adopting Topic 606 on the Company's Statement of Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥) ¥ / shares
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Loan facilitation income and others	¥ 1,646,772,629	$ 239,513,145	¥ 302,009,352	¥ 21,753,981
Total revenues	7,692,342,304	1,118,804,785	4,775,366,052	1,442,846,339
Net income before income taxes	2,649,046,731	385,287,867	2,420,004,823	703,493,068
Income tax expense	157,730,518	22,940,952	255,546,003	126,840,450
Net income after income taxes	¥ 2,491,316,213	$ 362,346,915	¥ 2,164,458,820	¥ 576,652,618
Basic | ¥ / shares	¥ 7.82			¥ 7.27
Diluted | ¥ / shares	¥ 7.74			¥ 1.90
ASU 2014-09 | Amounts Without the Adoption of Topic 606 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Loan facilitation income and others	¥ 897,496,270
Total revenues	6,943,065,945
Net income before income taxes	1,899,770,372
Income tax expense	57,240,379
Net income after income taxes	¥ 1,842,529,993
Basic | ¥ / shares	¥ 5.78
Diluted | ¥ / shares	¥ 5.72
ASU 2014-09 | Effect of Change Higher/(Lower) [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Loan facilitation income and others	¥ 749,276,359
Total revenues	749,276,359
Net income before income taxes	749,276,359
Income tax expense	100,490,139
Net income after income taxes	¥ 648,786,220
Basic | ¥ / shares	¥ 2.04
Diluted | ¥ / shares	¥ 2.02